Revenues (Details) - Schedule of disaggregated by geographical region - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	$ 137,606,000	$ 138,086,000	$ 270,303,000	$ 274,132,000
Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	84,347,000	83,667,000	162,513,000	165,095,000
Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	35,408,000	37,306,000	74,256,000	74,001,000
Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	17,851,000	17,113,000	33,534,000	35,036,000
United States
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	80,900,000	80,400,000	155,900,000	157,200,000
Systems [Member] | Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	16,738,000	18,307,000	31,087,000	34,848,000
Systems [Member] | Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	6,524,000	9,312,000	17,788,000	19,334,000
Systems [Member] | Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	3,135,000	2,971,000	6,308,000	7,580,000
Consumables [Member] | Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	34,334,000	32,947,000	65,559,000	67,128,000
Consumables [Member] | Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	21,390,000	20,726,000	41,472,000	39,786,000
Consumables [Member] | Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	10,617,000	10,528,000	19,278,000	19,910,000
Service [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	44,868,000	43,295,000	88,811,000	85,546,000
Service [Member] | Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	33,275,000	32,413,000	65,867,000	63,119,000
Service [Member] | Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	7,494,000	7,268,000	14,996,000	14,881,000
Service [Member] | Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	$ 4,099,000	$ 3,614,000	$ 7,948,000	$ 7,546,000